Financial investments and non-current prepayments	12 Months Ended
Dec. 31, 2017
Categories of non-current financial assets [abstract]
Disclosure of prepayments and other assets [text block]

13 Financial investments and non-current prepayments

Non-current financial investments
	At 31 December
(in USD million)	2017	2016

Bonds	1,611	1,362
Listed equity securities	619	731
Non-listed equity securities	611	251

Financial investments	2,841	2,344

Bonds and listed equity securities relate to investment portfolios held by Statoil's captive insurance company which mainly are accounted for using the fair value option.

Non-current prepayments and financial receivables
	At 31 December
(in USD million)	2017	2016

Financial receivables interest bearing	716	698
Prepayments and other non-interest bearing receivables	196	195

Prepayments and financial receivables	912	893

Financial receivables interest bearing primarily relate to project financing of equity accounted companies and loans to employees.

Current financial investments
	At 31 December
(in USD million)	2017	2016

Time deposits	4,111	3,242
Interest bearing securities	4,337	4,970

Financial investments	8,448	8,211

At 31 December 2017, current financial investments include USD 714 million investment portfolios held by Statoil's captive insurance company which mainly are accounted for using the fair value option. The corresponding balance at 31 December 2016 was USD 818 million.

For information about financial instruments by category, see note 25 Financial instruments: fair value measurement and sensitivity analysis of market risk.